UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/01

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ameristock Corporation
Address: P.O. Box 6919

         Moraga, CA  94570

13F File Number:  028-06569

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nicholas Gerber
Title:     Director
Phone:     (925) 376-3490

Signature, Place, and Date of Signing:

          Moraga, CA     July 17, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     83

Form13F Information Table Value Total: $   817,336


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE


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
                                                                  FORM 13F INFORMATION TABLE
              Item 1                      Item 2          Item 3          Item 4         Item 5    Item 6      Item 7       Item 8
                                                                                                 Investment                 Voting
          Name of Issuer              Title of Class       CUSIP       Market Value      Shares  Descetion     Manager    Authority
          --------------              --------------       -----       ------------      ------  ---------     -------    ---------
Sara Lee Corp.                         Common Stock      803111103     $ 38,591,340                 Sole          1          Sole
                                                                                      1,811,800
American Home Products                 Common Stock      026609107     $ 37,967,350                 Sole          1          Sole
                                                                                        651,800
Fannie Mae                             Common Stock      313586109     $ 37,257,522                 Sole          1          Sole
                                                                                        465,370
Merck & Co.                            Common Stock      589331107     $ 36,037,926                 Sole          1          Sole
                                                                                        541,110
Verizon                                Common Stock      92343V104     $ 35,485,825                 Sole          1          Sole
                                                                                        655,809
McDonalds Corp.                        Common Stock      580135101     $ 33,401,198                 Sole          1          Sole
                                                                                      1,230,700
Bristol Myers Squibb                   Common Stock      110122108     $ 31,821,434                 Sole          1          Sole
                                                                                        572,740
Dell Computer                          Common Stock      247025109     $ 31,532,501                 Sole          1          Sole
                                                                                      1,701,700
International Business Machines        Common Stock      459200101     $ 28,855,112                 Sole          1          Sole
                                                                                        314,600
Wachovia Corp.                         Common Stock      929903102     $ 28,737,000                 Sole          1          Sole
                                                                                        927,000
Sears Roebuck & Co.                    Common Stock      812387108     $ 27,878,272                 Sole          1          Sole
                                                                                        804,800
Texas Instruments                      Common Stock      882508104     $ 26,639,096                 Sole          1          Sole
                                                                                      1,066,417
Ford Motor Co.                         Common Stock      345370100     $ 25,126,999                 Sole          1          Sole
                                                                                      1,448,242
Bankamerica Corp.                      Common Stock      066050105     $ 22,856,418                 Sole          1          Sole
                                                                                        391,377
Allstate                               Common Stock      020002101     $ 20,042,010                 Sole          1          Sole
                                                                                        536,600
SBC Communications                     Common Stock      78387G103     $ 19,005,522                 Sole          1          Sole
                                                                                        403,343
General Motors Corp.                   Common Stock      370442105     $ 17,825,808                 Sole          1          Sole
                                                                                        415,520
Boeing Co.                             Common Stock      097023105     $ 17,683,310                 Sole          1          Sole
                                                                                        527,860
Procter & Gamble Co.                   Common Stock      742718109     $ 17,440,484                 Sole          1          Sole
                                                                                        239,600
Merrill Lynch                          Common Stock      590188101     $ 17,052,000                 Sole          1          Sole
                                                                                        420,000
Chevron                                Common Stock      166751107     $ 16,763,550                 Sole          1          Sole
                                                                                        197,800
Abbott Labs                            Common Stock      002824100     $ 16,646,961                 Sole          1          Sole
                                                                                        321,060
Intel Corp.                            Common Stock      458140100     $ 16,580,110                 Sole          1          Sole
                                                                                        811,160
Johnson & Johnson                      Common Stock      478160104     $ 16,214,472                 Sole          1          Sole
                                                                                        292,680
Bellsouth Corp.                        Common Stock      079860102     $ 15,572,940                 Sole          1          Sole
                                                                                        374,800
Dow Chemical                           Common Stock      260543103     $ 15,294,989                 Sole          1          Sole
                                                                                        466,880
Albertsons                             Common Stock      013104104     $ 15,127,060                 Sole          1          Sole
                                                                                        474,500
PNC Bank                               Common Stock      693475105     $ 15,085,375                 Sole          1          Sole
                                                                                        263,500
Caterpillar Inc.                       Common Stock      149123101     $ 15,025,920                 Sole          1          Sole
                                                                                        335,400
ExxonMobil Corp.                       Common Stock      30231G102     $ 14,715,427                 Sole          1          Sole
                                                                                        373,488
BP Amoco                               Common Stock      055622104     $ 12,651,834                 Sole          1          Sole
                                                                                        257,308
Du Pont de Nemours & Co.               Common Stock      263534109     $ 12,141,472                 Sole          1          Sole
                                                                                        323,600
Washington Mutual                      Common Stock      939322103     $ 11,601,720                 Sole          1          Sole
                                                                                        301,500
Citigroup                              Common Stock      172967101     $ 11,340,283                 Sole          1          Sole
                                                                                        280,007
Hewlett Packard Co.                    Common Stock      428236103     $ 11,223,765                 Sole          1          Sole
                                                                                        699,300
Agilent Technologies                   Common Stock      00846U101     $ 10,293,642                 Sole          1          Sole
                                                                                        526,529
Minnesota Mining & Mfg.                Common Stock      604059105     $  9,471,984                 Sole          1          Sole
                                                                                         96,260
Pfizer Inc.                            Common Stock      717081103     $  4,562,337                 Sole          1          Sole
                                                                                        113,774
Microsoft Corp.                        Common Stock      594918104     $  3,775,323                 Sole          1          Sole
                                                                                         73,780
AT& T Corp.                            Common Stock      001957109     $  3,203,318                 Sole          1          Sole
                                                                                        165,975
Wal-Mart Stores                        Common Stock      931142103     $  2,638,350                 Sole          1          Sole
                                                                                         53,300
Coca- Cola Co.                         Common Stock      191216100     $  2,363,582                 Sole          1          Sole
                                                                                         50,450
Home Depot Inc.                        Common Stock      437076102     $  2,064,497                 Sole          1          Sole
                                                                                         53,805
General Electric                       Common Stock      369604103     $  2,029,966                 Sole          1          Sole
                                                                                         54,569
Pepsico                                Common Stock      713448108     $  1,792,560                 Sole          1          Sole
                                                                                         36,960
Zimmer Holdings                        Common Stock      98956P102     $  1,589,354                 Sole          1          Sole
                                                                                         57,274
American International Group           Common Stock      026874107     $  1,564,154                 Sole          1          Sole
                                                                                         20,053
Disney Co. (Walt)                      Common Stock      254687106      $   731,207                 Sole          1          Sole
                                                                                         39,270
Media Arts Group                       Common Stock      58439C102      $   578,236                 Sole          1          Sole
                                                                                        287,680
Texaco                                 Common Stock      881694103      $   533,000                 Sole          1          Sole
                                                                                          8,200
ShopKo Stores                          Common Stock      824911101      $   500,716                 Sole          1          Sole
                                                                                         60,400
KLM Royal Dutch Airlines               Common Stock      482516309      $   444,174                 Sole          1          Sole
                                                                                         54,300
Trammell Crow Co.                      Common Stock      89288R106      $   361,000                 Sole          1          Sole
                                                                                         36,100
Jones Lang LaSalle Inc.                Common Stock      48020Q107      $   321,950                 Sole          1          Sole
                                                                                         23,500
Midwest Express Holding                Common Stock      597911106      $   236,592                 Sole          1          Sole
                                                                                         22,320
Manpower Inc.                          Common Stock      56418H100      $   229,071                 Sole          1          Sole
                                                                                          8,700
Rush Enterprises                       Common Stock      781846100      $   182,817                 Sole          1          Sole
                                                                                         33,300
Dura Automotive Systems                Common Stock      265903104      $   150,732                 Sole          1          Sole
                                                                                         20,935
Gevity HR                              Common Stock      852381102      $   126,280                 Sole          1          Sole
                                                                                         90,200
Grubb & Ellis                          Common Stock      400095204      $    94,470                 Sole          1          Sole
                                                                                         28,200
Remedy Temp Agency                     Common Stock      759549108      $    80,400                 Sole          1          Sole
                                                                                          6,700
Berkshire Hathaway Inc Cl. A           Common Stock      084670108      $    70,000                 Sole          1          Sole
                                                                                              1
Worldcom                               Common Stock      98157D106      $    14,017                 Sole          1          Sole
                                                                                            932
Freddie Mac                            Common Stock      313400301      $    12,870                 Sole          1          Sole
                                                                                            198
Safeway                                Common Stock      786514208      $    11,518                 Sole          1          Sole
                                                                                            290
Enron Corp.                            Common Stock      293561106       $    9,993                 Sole          1          Sole
                                                                                            367
Sun Microsystems                       Common Stock      866810104       $    9,419                 Sole          1          Sole
                                                                                          1,139
Oracle Corporation                     Common Stock      68389X105       $    8,441                 Sole          1          Sole
                                                                                            671
Applied Materials                      Common Stock      038222105       $    8,162                 Sole          1          Sole
                                                                                            287
Corning                                Common Stock      219350105       $    7,867                 Sole          1          Sole
                                                                                            892
Charles Schwab Corp.                   Common Stock      808513105       $    7,716                 Sole          1          Sole
                                                                                            671
EMC Corp.                              Common Stock      268648102       $    4,935                 Sole          1          Sole
                                                                                            420
Paychex                                Common Stock      704326107       $    4,505                 Sole          1          Sole
                                                                                            143
Amgen                                  Common Stock      031162100       $    4,407                 Sole          1          Sole
                                                                                             75
Comverse Technology                    Common Stock      205862402       $    4,198                 Sole          1          Sole
                                                                                            205
Qualcomm                               Common Stock      747525103       $    3,517                 Sole          1          Sole
                                                                                             74
ADC Telecommunications                 Common Stock      000886101       $    3,060                 Sole          1          Sole
                                                                                            877
Network Appliance                      Common Stock      64120L104       $    2,992                 Sole          1          Sole
                                                                                            440
Broadcom Corp.                         Common Stock      111320107       $    2,415                 Sole          1          Sole
                                                                                            119
Cisco Systems                          Common Stock      17275R102       $    1,948                 Sole          1          Sole
                                                                                            160
Yahoo!                                 Common Stock      984332106        $     757                 Sole          1          Sole
                                                                                             86
Worldcom Inc. MCI Group                Common Stock      98157D304        $     639                 Sole          1          Sole
                                                                                             42
JDS Uniphase Corp.                     Common Stock      46612J101        $     467                 Sole          1          Sole
                                                                                             74

